ADDITIONAL SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
ADDITIONAL SEGMENT INFORMATION
Schedule of additional segment information

	December 31, 2024
	Mining projects	Battery Material	Corporate	Total
		Plant project
Total property, plant and equipment	62,740	12,880	2,046	77,666
Total liabilities	7,222	6,726	36,495	50,443

	December 31, 2023
	Mining projects	Battery Material	Corporate	Total
		Plant project
Total property, plant and equipment	48,665	17,173	3,258	69,096
Total liabilities	4,942	7,571	56,996	69,509